SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policy [Line Items]
Total	$ 277,973	$ 175,019	$ 12,258
Less: Accumulated depreciation	61,027	16,909	8,737
Total Fixed Assets, Net	216,946	158,110	3,521
Computers and office equipment [Member]
Summary Of Significant Accounting Policy [Line Items]
Total	126,234	61,505	12,258
Leasehold Improvements [Member]
Summary Of Significant Accounting Policy [Line Items]
Total	23,874	23,614
Manufacturing Tooling [Member]
Summary Of Significant Accounting Policy [Line Items]
Total	97,288	89,900
Demo Equipment [Member]
Summary Of Significant Accounting Policy [Line Items]
Total	$ 30,577	$ 0